Other disclosures - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,147,044	1,037,898	958,378
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,124,076	1,042,089	966,790
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	37,805	13,558	6,753
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	142,832	121,640	146,468
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	84,222	81,998	77,654
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8,290	7,667	8,543	€ 6,651
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,002,049	946,533	882,383
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,073,490	1,002,190	932,300
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,053,703	1,006,711	940,258
Loans and advances | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0	0
Loans and advances | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	64,968	69,840	65,755
Loans and advances | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	988,735	936,871	874,503
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	193,716	163,853	176,554
Debt securities | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	73,554	35,708	26,078
Debt securities | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	70,373	35,378	26,532
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	37,805	13,558	6,753
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	19,254	12,158	11,899
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 13,314	€ 9,662	€ 7,880